Average Annual Total Returns - NVIT AllianzGI International Growth Fund	Class I Shares 1 Year	Class I Shares 5 Years	Class I Shares 10 Years	Class II Shares 1 Year	Class II Shares 5 Years	Class II Shares 10 Years	MSCI All Country World Index ex USA Growth (reflects no deduction for fees or expenses) 1 Year	MSCI All Country World Index ex USA Growth (reflects no deduction for fees or expenses) 5 Years	MSCI All Country World Index ex USA Growth (reflects no deduction for fees or expenses) 10 Years
Total	51.04%	15.64%	10.02%	50.76%	15.36%	9.73%	22.20%	11.97%	6.94%